COMMITMENTS AND TRANSACTIONS (Schedule of Future Capacities Owed for Right of Use Agreements) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	₪ 663.0	₪ 582.0
2021 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	50.5
2022 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	54.8
2023 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	8.4
2024 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	2.4
2025 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	₪ 2.4